Property and Equipment	12 Months Ended
Dec. 31, 2015
Property, Plant and Equipment [Abstract]
Property and Equipment
Property and Equipment
Property and equipment consists of the following:

	December 31,
	2015	2014
	(in thousands)
Drillships and related equipment	$5,856,564	$5,907,226
Other property and equipment	14,938	10,353
Property and equipment, cost	5,871,502	5,917,579
Accumulated depreciation	(727,946)	(485,756)
Property and equipment, net	$5,143,556	$5,431,823

During the years ended December 31, 2015, 2014 and 2013, we capitalized interest costs of $37.1 million, $62.1 million and $78.5 million, respectively.